Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Entity Registrant Name	TiVo Corp
Amendment Flag	false
Entity Central Index Key	0001675820
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37870
Entity Tax Identification Number	61-1793262
Entity Address, Address Line One	2160 Gold Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	(408)
Local Phone Number	519-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	TIVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false